Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 01, 2014	Mar. 02, 2013
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 45.0	$ 109.0
Property, plant and equipment
Land	71	93
Buildings, leasehold improvements and other	737	1,120
BlackBerry operations and other information technology	1,297	2,440
Manufacturing equipment, research and development equipment and tooling	541	875
Furniture and fixtures	21	104
Total	2,667	4,632
Accumulated amortization	1,725	2,559
Net book value	942	2,073
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 0	$ 0